Loan facilities and lines of credit (Details 3) - Line of Credit [Member] ¥ in Millions	Dec. 31, 2023 CNY (¥)
Debt Instrument [Line Items]
2024	¥ 471
2025	3,836
2026	2,745
2027	8,239
2028	9,288
2029 and thereafter	7,447
Total	¥ 32,026